Loans Receivables (Details) - Schedule of loans are non-interest bearing - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Loans Are Non Interest Bearing Abstract
Loan to related franchisees, gross	$ 17,678,913	$ 16,591,780
Discount based on imputed interest rate of 11.75%	(2,076,767)	(1,949,060)
Loan to related franchisees, net of discount	15,602,146	14,642,720
Provision for credit losses	(7,309,516)	(832,170)
Loan to related franchisees, net of discount and allowance	$ 8,292,630	$ 13,810,550